THE ADVISORS’ INNER CIRCLE FUND	HARVEST ASIAN BOND FUND
MARCH 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — 92.4%

	Face Amount	Value
China — 51.2%
Alibaba Group Holding
Callable 09/06/2027 @ $100 3.150%, 02/09/2051	$200,000	$154,662
Anhui Transportation Holding Group HK
1.618%, 08/26/2026	200,000	184,662
Beijing Gas Singapore Capital MTN
1.875%, 01/18/2025	200,000	191,442
China Construction Bank
2.850%, 01/21/2032	200,000	191,220
China Hongqiao Group
6.250%, 06/08/2024	200,000	192,980
China Huadian Overseas Development 2018
Callable 06/23/2025 @ $100 3.375% ‡(A)	200,000	198,200
China Huaneng Group Hong Kong Treasury Management Holding
Callable 12/09/2025 @ $100 3.080% ‡(A)	200,000	193,700
Country Garden Holdings
Callable 06/12/2026 @ $100 2.700%, 07/12/2026	200,000	141,050
eHi Car Services
Callable 09/21/2024 @ $104 7.000%, 09/21/2026	200,000	141,000
ENN Clean Energy International Investment
Callable 05/12/2024 @ $102 3.375%, 05/12/2026	200,000	186,985
ICBCIL Finance MTN
2.700%, 01/27/2027	200,000	191,564
JD.com
Callable 10/14/2029 @ $100 3.375%, 01/14/2030	200,000	188,726
Lenovo Group
Callable 08/02/2030 @ $100 3.421%, 11/02/2030	200,000	185,138
RKPF Overseas 2020 A
Callable 07/26/2024 @ $103 5.125%, 07/26/2026	200,000	152,000

THE ADVISORS’ INNER CIRCLE FUND	HARVEST ASIAN BOND FUND
MARCH 31, 2022 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Shenzhen Expressway
Callable 06/08/2026 @ $100 1.750%, 07/08/2026	$200,000	$185,387
State Grid Europe Development 2014
Callable 03/07/2025 @ $100 3.125%, 04/07/2025	200,000	199,940
Tingyi Cayman Islands Holding
1.625%, 09/24/2025	200,000	185,076
Vanke Real Estate Hong Kong MTN
3.975%, 11/09/2027	200,000	188,088
Yili Holding Investment
Callable 10/19/2025 @ $100 1.625%, 11/19/2025	200,000	185,759
Yongda Investment
2.250%, 06/16/2025	200,000	190,734
Zhejiang Expressway
1.638%, 07/14/2026	200,000	185,964

		3,814,277

Hong Kong — 7.9%
Elect Global Investments
Callable 08/25/2023 @ $100 4.850% ‡	200,000	181,098
FWD Group
Callable 09/13/2024 @ $100 6.375%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.876% ‡(A)	200,000	196,538
King Power Capital
5.625%, 11/03/2024	200,000	210,336

		587,972

India — 2.5%
State Bank of India MTN
2.490%, 01/26/2027	200,000	188,367

Indonesia — 15.4%
Bank Mandiri Persero MTN
2.000%, 04/19/2026	200,000	187,028
Indofood CBP Sukses Makmur
Callable 10/27/2031 @ $100 3.541%, 04/27/2032	200,000	178,532

THE ADVISORS’ INNER CIRCLE FUND	HARVEST ASIAN BOND FUND
MARCH 31, 2022 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Indonesia Asahan Aluminium Persero
Callable 04/15/2025 @ $100 4.750%, 05/15/2025	$200,000	$203,800
Pertamina Persero
Callable 01/09/2026 @ $100 1.400%, 02/09/2026	200,000	184,464
Pertamina Persero MTN
4.700%, 07/30/2049	200,000	196,073
Perusahaan Perseroan Persero Perusahaan Listrik Negara
3.875%, 07/17/2029	200,000	196,268

		1,146,165

Philippines — 4.9%
Development Bank of the Philippines
2.375%, 03/11/2031	200,000	176,543
SMC Global Power Holdings
Callable 05/05/2025 @ $100 5.950%0 ‡(A)	200,000	188,000

		364,543

Singapore — 2.7%
United Overseas Bank MTN
Callable 10/07/2027 @ $100 3.863%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 1.450%, 10/07/2032 (A)	200,000	200,000

Thailand — 7.8%
GC Treasury Center MTN
Callable 09/30/2051 @ $100 5.200%, 03/30/2052	200,000	203,100
Kasikornbank MTN
Callable 10/02/2026 @ $100 3.343%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 1.700%, 10/02/2031 (A)	200,000	188,213
Muang Thai Life Assurance
Callable 10/27/2026 @ $100 3.552%, US Treas Yield Curve Rate T Note Const Mat 10 Yr + 2.400%, 01/27/2037 (A)	200,000	188,825

		580,138

THE ADVISORS’ INNER CIRCLE FUND	HARVEST ASIAN BOND FUND
MARCH 31, 2022 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

TOTAL CORPORATE OBLIGATIONS
(Cost $7,263,412)		$6,881,462

SOVEREIGN DEBT — 2.7%

Philippines — 2.7%
Philippine Government International Bond
3.000%, 02/01/2028	200,000	200,801

TOTAL SOVEREIGN DEBT
(Cost $202,977)		200,801

U.S. TREASURY OBLIGATION — 1.4%

United States — 1.4%
U.S. Treasury Note
2.500%, 03/31/2027	100,000	100,219

TOTAL U.S. TREASURY OBLIGATION
(Cost $100,441)		100,219

TOTAL INVESTMENTS— 96.5%
(Cost $7,566,830)		$7,182,482

Percentages are based on Net Assets of $7,445,370.

‡	Perpetual security with no stated maturity date.
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

MTN — Medium Term Note

As of March 31, 2022, all of the Fund’s investments were considered level 2, in accordance with authoritative guidance under U.S. generally accepted accounting principles.

THE ADVISORS’ INNER CIRCLE FUND	HARVEST ASIAN BOND FUND
MARCH 31, 2022 (Unaudited)

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

HGI-QH-001-1900